Note 12 - Stockholders' Equity and Stock-based Compensation - Additional Information Related to SARs (Details) - Stock Appreciation Rights (SARs) [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total outstanding, number of shares (in shares)	954,679	1,481,541	565,864
Total outstanding, weighted average exercise price (in dollars per share)	$ 7.73	$ 10.53	$ 13.49
SARs granted, number of shares (in shares)			960,009
SARs granted, weighted average exercise price (in dollars per share)			$ 8.85
SARs granted, weighted average grant date fair value (in dollars per share)			$ 8.85
SARs exercised, number of shares (in shares)	0	(158,334)	(34,999)
SARs exercised, weighted average exercise price (in dollars per share)	$ 0	$ 3.10	$ 3.10
SARs forfeited, number of shares (in shares)	(50,000)		(9,333)
SARs forfeited, weighted average exercise price (in dollars per share)	$ 3.10		$ 45.00
SARs cancelled, number of shares (in shares)	(150,097)	(368,528)
SARs cancelled, weighted average exercise price (in dollars per share)	$ 8.85	$ 20.99
Total outstanding, number of shares (in shares)	754,582	954,679	1,481,541
Total outstanding, weighted average exercise price (in dollars per share)	$ 7.81	$ 7.73	$ 10.53
Total outstanding, weighted average remaining contractual life (Year)	6 years 7 months 6 days
Total outstanding, aggregate intrinsic value	$ 0
SARs exercisable and vested, number of shares (in shares)	177,665
SARs exercisable and vested, weighted average exercise price (in dollars per share)	$ 4.43
SARs exercisable and vested, weighted average remaining contractual life (Year)	6 years 7 months 6 days
SARs exercisable and vested, aggregate intrinsic value	$ 0